Fair Value Measurements Fair Value Measurements (Details 2) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Liabilities [Abstract]
Debt, Current	$ 988	$ 167
Long-term debt	2,278	2,130
Carrying Amount [Member]
Liabilities [Abstract]
Debt, Current	988	167
Long-term debt	2,278	2,130
Fair Value [Member]
Liabilities [Abstract]
Short-term debt, Fair Value	998	169
Long-term debt, Fair Value	$ 2,394	$ 2,327